Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
Change in the carrying value of goodwill by segment
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total
Balance as of December 31, 2019
Goodwill	69,379	180,543	249,922
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,133	$10,257	$47,390

Transactions in 2020
Foreign currency translation adjustment	1,044	0	1,044

Balance as of December 31, 2020	$38,177	$10,257	$48,434

Balance as of December 31, 2020
Goodwill	70,423	180,543	250,966
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,177	$10,257	$48,434

Transactions in 2021
Foreign currency translation adjustment	377	0	377

Balance as of December 31, 2021	$38,554	$10,257	$48,811

Balance as of December 31, 2021
Goodwill	70,800	180,543	251,343
Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,554	$10,257	$48,811